Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 59,150,000
Total Fee Amount	5,146.05
Total Offset Amount	0
Net Fee	$ 5,146.05
Offset Table N/A	N/A
Securities 424I N/A	N/A